UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21346

Name of Fund:  Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Muni New York Intermediate Duration Fund,
     Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments as of February 28, 2005                                                              (in Thousands)

                      Face
                    Amount    Municipal Bonds                                                                         Value
New York - 136.4%

                   $   760    Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A, 5.25%
                              due 12/01/2019                                                                    $       796

                     1,000    Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue
                              Bonds, Series B, 5.25% due 12/01/2023 (c)                                               1,058

                       480    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                              Series B, 7.25% due 3/01/2019                                                             490

                     1,155    Erie County, New York, GO, Public Improvement, Series A, 6% due 7/01/2012 (a)           1,322

                     2,000    Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                              Series A, 5.875% due 2/01/2018                                                          2,054

                              Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                              Project) (b):
                     3,835         5.75% due 5/01/2024                                                                4,263
                     1,000         5.75% due 5/01/2026                                                                1,137

                     2,000    Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds (American
                              Refinery-Fuel Co. Project), 5% due 12/01/2010                                           2,075

                     1,615    New York City, New York, City Housing Development Corporation, Presidential
                              Revenue Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033               1,701

                     1,415    New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                              6.20% due 7/01/2020                                                                     1,511

                     1,000    New York City, New York, City IDA, Revenue Bonds (Visy Paper Inc. Project), AMT,
                              7.95% due 1/01/2028                                                                     1,046

                              New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
                     1,000         (British Airways Plc Project), 7.625% due 12/01/2032                               1,050
                     1,000         (Continental Airlines Inc. Project), 8.375% due 11/01/2016                           949
                       730         (Northwest Airlines Inc.), 6% due 6/01/2027                                          510

                     1,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                              System Revenue Refunding Bonds, Series A, 5.25% due 6/15/2011                           1,104


Portfolio Abbreviations


To simplify the listings of Muni New York Intermediate Duration
Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
GO     General Obligation Bonds
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bonds
TAN    Tax Anticipation Notes


Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2005 (concluded)                                                  (in Thousands)

                      Face
                    Amount    Municipal Bonds                                                                         Value
New York (concluded)

                   $ 2,980    New York City, New York, City Transitional Finance Authority, Future Tax
                              Secured Revenue Bonds, Series C, 5.50% due 5/01/2025                              $     3,218

                              New York City, New York, GO, Refunding:
                     1,000         Series F, 5.25% due 8/01/2009                                                      1,082
                     2,000         Series G, 5.50% due 8/01/2012 (d)                                                  2,239
                     1,505         Series G, 5% due 12/01/2021 (a)                                                    1,612

                              New York City, New York, GO, Series J:
                     1,500         5.25% due 5/15/2018 (c)                                                            1,647
                     3,000         5.50% due 6/01/2021                                                                3,263

                     1,500    New York City, New York, IDA, Special Facilities Revenue Bonds (1990 American
                              Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                          962

                       500    New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
                              American Folk Art), 6.125% due 7/01/2030 (i)                                              544

                              New York State Dormitory Authority Revenue Bonds:
                     1,500         (North Shore Long Island Jewish Group), 5% due 5/01/2013                           1,603
                     1,735         (Winthrop S. Nassau University), 5.50% due 7/01/2011                               1,899

                              New York State Dormitory Authority, Revenue Refunding Bonds:
                     1,360         (Lenox Hill Hospital Obligation Group), 5.25% due 7/01/2010                        1,450
                     1,305         (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2017                        1,398
                     1,000         (Mount Sinai Health), Series A, 6.50% due 7/01/2015                                1,064
                     1,000         (Mount Sinai Health), Series A, 6.625% due 7/01/2018                               1,066
                     4,000         (North Shore University Hospital), 5.20% due 11/01/2017 (c)                        4,321
                     1,000         (State University Educational Facilities), Series A, 5.50% due 5/15/2013           1,118

                     1,000    New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue
                              Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due 7/01/2017               1,023

                     1,000    New York State Environmental Facilities Corporation, State Clean Water and Drinking
                              Revolving Funds Revenue Bonds, Series G, 5.25% due 10/15/2014                           1,106

                     2,355    New York State, HFA, Service Contract Revenue Refunding Bonds, Series K, 5% due
                              9/15/2009                                                                               2,532

                     3,500    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                              Sub-Lien, Series A-1, 5% due 4/01/2012 (b)                                              3,835

                     1,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 117,
                              4% due 4/01/2013                                                                        1,002

                     2,000    New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                              Series C, 5.25% due 12/01/2018                                                          2,168

                              New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                              Series C:
                     2,500         5.25% due 4/01/2015 (e)                                                            2,688
                     1,575         5% due 4/01/2018                                                                   1,632

                     1,000    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                              Bonds, Series B, 5.25% due 4/01/2014 (e)                                                1,091

                     3,000    New York State Urban Development Corporation, Correctional and Youth Facilities
                              Services, Revenue Refunding Bonds, Series A, 5% due 1/01/2017                           3,229

                     2,000    New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                              Corporation Purpose, Series A, 5.125% due 7/01/2019                                     2,148

                     1,000    Niagara Falls, New York, Public Water Authority, Water and Sewer System Revenue
                              Bonds, Series A, 5.50% due 7/15/2026 (c)                                                1,035

                     2,000    Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital
                              Project) Series B-1, 5.75% due 12/01/2023 (f)                                           2,056

                              Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds (The Saratoga
                              Hospital Project), Series A (f):
                       365        4.375% due 12/01/2013                                                                 380
                       380        4.50% due 12/01/2014                                                                  397
                       395        4.50% due 12/01/2015                                                                  409

                     1,000    Schenectady, New York, GO, TAN, 5.90% due 12/30/2005                                    1,000

                     1,085    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogen Partners Facility),
                              AMT, 4.875% due 1/01/2008                                                               1,107

                              Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                              Series A-1:
                     1,000         5.25% due 6/01/2013                                                                1,068
                     1,000         5.25% due 6/01/2016                                                                1,075

                     1,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                              5.50% due 6/01/2022                                                                     1,096

                              Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal
                              at Ithaca), Series A-2:
                       250         5.75% due 7/01/2018                                                                  259
                     1,000         6% due 7/01/2024                                                                   1,042

                     1,250    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project),
                              Series A, 6.875% due 12/01/2024                                                         1,329

                              Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                              Facilities Pooled Program):
                       515         Series D-1, 6.80% due 7/01/2019                                                      541
                       920         Series E-1, 5.50% due 7/01/2007                                                      933


Guam - 1.7%

                     1,000    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                              AMT, Series C, 5.25% due 10/01/2022 (c)                                                 1,071


Puerto Rico - 6.3%

                              Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                              Bonds:
                       750         5% due 5/15/2011                                                                     770
                     1,070         5.375% due 5/15/2033                                                               1,057

                     1,900    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                              Series E, 5.70% due 2/01/2010 (h)                                                       2,121


U.S. Virgin Islands - 2.5%

                       500    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                              Coker Project), AMT, 6.50% due 7/01/2021                                                  547

                     1,000    Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                              Loan Note), Series A, 5.25% due 10/01/2024                                              1,058

                              Total Municipal Bonds (Cost - $89,124) - 146.9%                                        92,357



                    Shares
                      Held    Short-Term Securities
                       214    CMA New York Municipal Money Fund (g)                                                     214

                              Total Short-Term Securities (Cost - $214) - 0.3%                                          214

                              Total Investments (Cost - $89,338*) - 147.2%                                           92,571
                              Other Assets Less Liabilities - 2.1%                                                    1,304
                              Preferred Stock, at Redemption Value - (49.3%)                                       (31,008)
                                                                                                                -----------
                              Net Assets Applicable to Common Stock - 100.0%                                    $    62,867
                                                                                                                ===========


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                  $        89,338
                                                    ===============
    Gross unrealized appreciation                   $         3,274
    Gross unrealized depreciation                              (41)
                                                    ---------------
    Net unrealized appreciation                     $         3,233
                                                    ===============

(a) AMBAC Insured.

(b) FSA Insured.

(c) MBIA Insured.

(d) XL Capital Insured.

(e) FGIC Insured.

(f) Radian Insured.

(g) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                           Net             Dividend
    Affiliate                            Activity           Income

    CMA New York Municipal
      Money Fund                           (396)               $ 50

(h) Prerefunded.

(i) ACA Insured.


    Forward interest rate swaps outstanding as of February 28, 2005, were as follows:

                                                     (in Thousands)

                                         Notional        Unrealized
                                          Amount       Appreciation

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.565%

    Broker, JPMorgan Chase Bank

    Expires April 2015                  $   13,000           $  144



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni New York Intermediate Duration Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: April 22, 2005